BUSINESS ACQUISITION - Summary of Identifiable Assets Acquired and Liabilities (Parenthetical) (Details) - shares	Dec. 22, 2021	Dec. 08, 2021
Zhuge Inc.
Business Acquisition [Line Items]
Ordinary shares issued in business acquisition	30,463	30,463